Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 0	$ 577
Current portion of derivative liabilities (note 8)	414	86
Derivative liabilities (note 8)	$ 789	$ 0
Maximum [Member]
Derivatives, Fair Value [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%